Dividends	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
Dividends

20. Dividends

During 2016, the Company declared no dividend on its common stock.

During 2017, the Company declared and paid four quarterly consecutive dividends of $0.50 per share for each of Series B Preferred Shares, totaling $1,316, of Series C Preferred Shares, totaling $4,600, and of Series D Preferred Shares, totaling $6,400.